5. Inventory And Work In Process	12 Months Ended
Dec. 31, 2013
Inventory And Work In Process
Inventory And Work In Process

The inventory amounts included in the consolidated balance sheets as of December 31, 2012 and 2013 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2012	2013	2013
Work in process	¥16,303,495	¥22,160,859	$3,660,713
Purchased hardware and software held for resale	5,463,370	1,155,093	190,808
Less: Inventory provision	(2,467,133)	(3,415,570)	(564,212)
Total inventories, net	¥19,299,732	¥19,900,382	$3,287,309

The movement of inventory provision related to loss making contracts during the years was as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2012	2013	2013
Balance at the beginning of the year	¥4,507,846	¥2,467,133	$407,541
Add: Current year additions	2,602,925	5,561,134	918,634
Less: Current year written-off	(4,643,638)	(4,612,697)	(761,963)
Balance at the end of the year	¥2,467,133	¥3,415,570	$564,212